Fair Value Measurements - Detail of Purchases and Settlements (Details 4) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) bond	Dec. 31, 2014 USD ($) bond
Available-for-sale securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements		$ (9)
Transfers into Level 3		3
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	$ 3	1
Trading securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements		(6)
Transfers into Level 3		1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		2
Investment securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(4)
Purchases, sales, issues, settlements	(3)	(15)
Minimum disclosure amount of debt instrument, fair value disclosure.		1
Transfers into Level 3	0	4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	3	3
Corporate debt | Available-for-sale securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(4)
Purchases, sales, issues, settlements	(4)	(9)
Transfers into Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Other long-term investments | Available-for-sale securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0
Purchases, sales, issues, settlements	1	0
Transfers into Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Residential mortgage-backed securities (“RMBS”) | Trading securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements		0
Transfers into Level 3		1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		1
Commercial mortgage-backed securities (“CMBS”) | Available-for-sale securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements	0	0
Transfers into Level 3	0	3
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	3	0
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”) | Available-for-sale securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements		0
Transfers into Level 3		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		1
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”) | Trading securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements		(6)
Transfers into Level 3		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		1
Bonds | Available-for-sale securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Purchases, sales, issues, settlements	(4)	(9)
Transfers into Level 3	0	3
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	$ 3	$ 1
Collateralized Mortgage Backed Securities [Member] | Recurring basis | Discounted cash flows | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of Bonds | bond		1
Corporate debt | Recurring basis | Discounted cash flows | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of Bonds | bond	1	1
Residential mortgage-backed securities (“RMBS”) | Recurring basis | Discounted cash flows | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of Bonds | bond	1	1
Minimum disclosure amount of debt instrument, fair value disclosure.	$ 1	$ 1